PROPERTY, EQUIPMENT AND OTHER - Disclosure of detailed information of property, equipment and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 620	$ 352
Additions	6	406
Disposals	(4)	(4)
Depreciation	(117)	(107)
Foreign Exchange	17	(27)
Property, plant and equipment at end of period	522	620
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	146	172
Additions	0	0
Disposals	(4)	0
Depreciation	(11)	(10)
Foreign Exchange	9	(16)
Property, plant and equipment at end of period	140	146
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	126	75
Additions	6	94
Disposals	0	(4)
Depreciation	(43)	(31)
Foreign Exchange	7	(8)
Property, plant and equipment at end of period	96	126
Right to Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	348	105
Additions	0	312
Disposals	0	0
Depreciation	(63)	(66)
Foreign Exchange	1	(3)
Property, plant and equipment at end of period	$ 286	$ 348